Discontinued Operation - Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the Discontinued Operation (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Sep. 25, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 54,365
Restricted cash		842
Accounts receivable, net		509,458
Inventories		1,717
Advances to suppliers, net		164
Amounts due from related parties, current		4,578,844
Prepaid expenses and other current assets		1,454,735
Current assets of discontinued operation		6,600,125
Non-current assets:
Property, plant and equipment, net		33,137
Right-of-use assets, net		48,241
Long-term investments, net		1,407,619
Non-current assets of discontinued operation		1,488,997
Total assets of discontinued operation		8,089,122
Current liabilities:
Accounts payable		1,067,018
Advances from customers		228,415
Income tax payable		726,796
Lease liabilities, current		24,262
Amounts due to related parties, current		279,175
Accrued expenses and other payables		4,697,057
Total current liabilities of discontinued operation		7,022,723
Non-current liabilities:
Lease liabilities, non-current		23,069
Total non-current liabilities of discontinued operation		23,069
Total liabilities of discontinued operation		7,045,792
Net revenues	$ 2,239,090	2,912,265	$ 6,758,126
Cost of revenues	(2,193,053)	(3,099,220)	(6,651,897)
Gross profit (loss)	46,037	(186,955)	106,229
Operating expenses:
Selling and marketing	(160,403)	(291,590)	(397,900)
General and administrative	(179,580)	(1,399,864)	(1,273,957)
Research and development		(5,162)	(39,096)
Total operating expenses	(339,983)	(1,696,616)	(1,710,953)
Loss from discontinued operation	(293,946)	(1,883,571)	(1,604,724)
Other income (expenses):
Interest expenses	(26,039)	(10,479)	(54,539)
Interest income	33,851	28,116	36,939
(Loss) gain from disposal of subsidiaries	537,519		(1,593,656)
Impairment loss of long-term investments	(3,624)	(242,278)
Non-operating (expenses) income, net	14,714	(190,996)	(36,324)
Total other (expenses) income, net from discontinued operation	556,421	(415,637)	(1,647,580)
(Loss) income from discontinued operation before income taxes	262,475	(2,299,208)	(3,252,304)
Share of (loss) gain of equity method investments	(82,632)	75,477	(148,209)
Net (loss) income from discontinued operation	179,843	(2,223,731)	(3,400,513)
Less: Net loss attributable to non-controlling interests from discontinued operation	(97,302)	(622,875)	(321,490)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	277,145	(1,600,856)	(3,079,023)
CASH FLOWS ACTIVITIES:
Net cash provided by (used in) operating activities from discontinued operation	952,699	(1,271,503)	8,840,202
Net cash provided by investing activities from discontinued operation	202,891	1,003,079	5,656,982
Net cash used in financing activities from discontinued operation	$ (8,344)	$ (886,371)	$ (1,642,448)